Investment in Associates - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Current assets	$ 14,200,980		$ 16,895,957		$ 479,115
Non-current assets	19,058,962		14,400,003		643,015
Current liabilities	(6,942,995)		(4,690,312)		(234,244)
Non-current liabilities	(8,195,998)		(10,357,946)		(276,518)
Carrying amount	3,433,332		369,329		115,834
Revenue	17,940,855	$ 605,292	18,387,593	$ 18,837,089
Profit (loss) for the year from continuing operations	981,929	33,129	1,523,315	1,910,201
Other comprehensive income, net of income tax	(189,902)	(6,407)	(236,421)	(47,200)
Total comprehensive income	2,606,980	87,955	1,164,789	$ 1,828,768
ChipMOS Shanghai [member]
Disclosure of associates [line items]
Current assets	3,380,641				114,056
Non-current assets	2,766,839				93,348
Current liabilities	(460,054)				(15,521)
Non-current liabilities	(489,097)				(16,501)
Total net assets	5,198,329				175,382
Group's share	2,340,506				78,965
Depreciable assets	703,536				23,736
Goodwill	22,118				746
Inter-company transactions and amortization	(6,104)				(206)
Carrying amount	3,060,056				103,241
Revenue	1,141,415	38,509
Profit (loss) for the year from continuing operations	(348,472)	(11,757)
Total comprehensive income	(348,472)	(11,757)
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Current assets	833,914		904,571		28,134
Non-current assets	1,161,620		876,314		39,191
Current liabilities	(284,580)		(258,513)		(9,601)
Non-current liabilities	(1,756)		(2,491)		(59)
Total net assets	1,709,198		1,519,881		57,665
Group's share	326,456		322,509		11,014
Goodwill	46,820		46,820		1,579
Carrying amount	373,276		369,329		$ 12,593
Revenue	1,322,928	44,633	1,667,761
Profit (loss) for the year from continuing operations	4,414	149	136,303
Other comprehensive income, net of income tax	2,903	98	(627)
Total comprehensive income	7,317	247	135,676
Dividend received from the associate	$ 14,325	$ 483	$ 5,730